Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Fixed maturities (amortized cost: 2011 - $389,789,791; 2010- $295,589,089)	$ 421,640,668	$ 313,456,262
Equity securities (cost: 2011 - $1,099,678; 2010 - $3,877,775)	1,376,140	4,524,771
Mortgage loans on real estate	19,332,470	19,817,478
Policy loans	7,050,892	6,949,374
State-guaranteed receivables	6,468,912
Investment in derivative	752,700
Other invested assets	1,736,766	1,454,232
Short-term investments		491,041
Total investments	458,358,548	346,693,158
Cash and cash equivalents	6,534,616	2,647,798
Accrued investment income	4,978,676	3,926,591
Due premiums	3,697,869	3,772,069
Deferred acquisition costs	16,619,021	17,450,827
Value of business acquired	674,762	867,881
Leased property under capital leases	505,541	72,461
Property and equipment	1,751,706	1,582,958
Cash value of company-owned life insurance	9,899,557	9,021,432
Other assets	1,242,250	444,340
Amounts recoverable from reinsurers	47,582,367	44,109,932
Total assets	551,844,913	430,589,447
LIABILITIES
Benefit reserves	451,421,904	348,745,910
Unearned premium reserves	9,568,125	8,726,074
Policy claims	2,098,959	1,887,136
Liability for deposit-type contracts	3,007,905	2,791,261
Reserves for dividends and endowments and other	526,480	535,918
Total policy liabilities	466,623,373	362,686,299
Deferred federal income tax liability	9,325,937	6,598,944
Obligations under capital leases	496,958	57,808
Notes payable	1,781,337	2,533,955
Accrued pension liability	9,547,038	5,606,631
Other liabilities	6,406,549	1,933,347
Total liabilities	494,181,192	379,416,984
STOCKHOLDERS' EQUITY
Common stock (shares issued: 2011-1,152,737; 2010-1,151,817)	1,152,737	1,151,817
Paid-in surplus	8,832,222	8,801,514
Accumulated other comprehensive income	13,605,484	7,482,092
Retained earnings	34,073,278	33,737,040
Total stockholders' equity	57,663,721	51,172,463
Total liabilities and stockholders' equity	$ 551,844,913	$ 430,589,447